Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2013	2012	2011

Taxes currently payable (receivable)	$647,036	$(292,122)	$(246,017)
Deferred income taxes	983,526	160,784	949,122
	$1,630,562	$(131,338)	$703,105

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2013	December 31, 2012
Deferred tax assets:
Allowances for loan losses	$2,886,592	$3,233,920
Writedowns on foreclosed assets held for sale	879,113	897,297
State low income housing tax credits	-	1,645,379
Federal low income housing tax and other credits	-	740,276
Deferred loan fees/costs	64,886	50,481
Unrealized depreciation on available-for-sale securities	1,471,923	-
Other	382,723	241,658
	5,685,237	6,809,011
Deferred tax liabilities:
FHLB stock dividends	(68,953)	(120,632)
Unrealized appreciation on available-for-sale securities	-	(470,326)
Accumulated depreciation	(273,481)	(175,448)
Other	(64,152)	(77,298)
	(406,586)	(843,704)
Deferred tax asset before valuation allowance	5,278,651	5,965,307
Valuation allowance:
Beginning balance	(1,645,379)	(1,708,621)
Decrease from sale of state income tax credits	1,719,978	375,415
Increase for state low income housing tax credits generated	(74,599)	(312,173)
Ending balance	-	(1,645,379)
Net deferred tax asset	$5,278,651	$4,319,928

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,

	2013	2012		2011
Computed at statutory rate	34.0%	34.0%		34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(9.0% )	(33.1%	)	(17.8% )
ESOP	-	(3.3%	)	(5.6% )
Cash surrender value of life insurance	(1.9% )	(7.9%	)	(7.1% )
Valuation allowance	-	(3.5%	)	5.1%
Other	0.6%	6.6%		6.9%
Actual effective rate	23.7%	(7.2%	)	15.5%